Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

25) Subsequent Events

The Partnership has evaluated subsequent events from the balance sheet date through March 18, 2016, the date at which the audited consolidated and combined carve-out financial statements were available to be issued, and determined that there are no other items to disclose, except as follows:

On February 15, 2016, the Partnership paid a quarterly cash distribution of $0.52 per unit with respect to the quarter ended December 31, 2015. The aggregate amount of the paid distribution was $15.0 million.